Amortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 22,773	$ 23,768
Intangible assets accumulated amortization	(15,505)	(13,200)
Intangible assets, net	7,268	10,568
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	10,682	11,132
Intangible assets accumulated amortization	(9,443)	(8,182)
Patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	359	484
Intangible assets accumulated amortization	(96)	(17)
Trade Names
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	3,429	3,983
Intangible assets accumulated amortization	(185)	(30)
Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	535	1,390
Intangible assets accumulated amortization	(315)	(56)
Software
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	7,768	6,779
Intangible assets accumulated amortization	$ (5,466)	$ (4,915)